Summary of Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Changes in the balance of Other comprehensive earnings (loss) by component are as follows:

	Unrealized gain on investments and other financial instruments, net (excluding investments in unconsolidated affiliates)	Unrealized (loss) gain relating to investments in unconsolidated affiliates	Unrealized (loss) gain on foreign currency translation and cash flow hedging	Minimum pension liability adjustment	Total Accumulated Other Comprehensive (Loss) Earnings
	(In millions)
Balance December 31, 2015	48	(78)	(15)	(24)	(69)
Other comprehensive earnings	38	10	2	6	56
Balance December 31, 2016	86	(68)	(13)	(18)	(13)
Other comprehensive earnings	25	12	6	9	52
Reclassification adjustments	3	—	—	—	3
Distribution of FNFV to Cannae Holdings	2	67	—	—	69
Balance December 31, 2017	$116	$11	$(7)	$(9)	$111